Expense Example, No Redemption - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Small Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 703
3 Years	972
5 Years	1,262
10 Years	2,084
Fidelity Advisor Small Cap Fund - Class C
Expense Example, No Redemption:
1 Year	218
3 Years	673
5 Years	1,154
10 Years	2,274
Fidelity Advisor Small Cap Fund - Class M
Expense Example, No Redemption:
1 Year	504
3 Years	828
5 Years	1,175
10 Years	2,152
Fidelity Advisor Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	110
3 Years	343
5 Years	595
10 Years	1,317
Fidelity Advisor Small Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	$ 1,143